Minimum cash and minimum capital (Tables)	12 Months Ended
Dec. 31, 2024
Minimum Cash And Minimum Capital [Abstract]
Summary of Minimum Cash	The items included for the purpose of meeting that requirement are detailed below:

Accounts	December 31, 2024	December 31, 2023
Balances at the BCRA
BCRA – current account - not restricted	757,637,118	781,551,804
BCRA – special guarantee accounts – restricted	211,771,973	211,069,288
	969,409,091	992,621,092
Government securities in pesos – Measured at amortized cost (1)	159,904,307	210,536,162
Government securities in pesos – Measured at fair value through OCI (1)	2,002,891,867	1,013,677,345
Government securities in foreign currency – Measured at fair value through OCI	—	470,852,827
BCRA bills in pesos – Measured at fair value through OCI	—	131,605,207
TOTAL	3,132,205,265	2,819,292,633
(1) See detail of securities considered, as of December 31, 2024, in Note 41, identified with (1).

Summary of Minimum Capital
The breakdown of minimum capital at consolidated level is detailed below:

Minimum capital requirements	December 31, 2024	December 31, 2023
Credit risk	(724,705,937)	(483,634,440)
Operational risk	(253,936,068)	(197,092,938)
Market risk	(2,505,620)	(14,236,921)
Non-compliance (1)	—	(38,120,704)
Total Capital under Central Bank rules	2,298,928,651	2,483,906,175
Excess capital	1,317,781,026	1,750,821,172
(1)The increase observed in the minimum capital requirement for credit risk originates from the failure to comply with the maximum limit established by the BCRA for financing the non-financial public sector for 15 days in the month of December 2023. As established by the regulations, this non-compliance causes the increase in the minimum capital requirement for credit risk for an amount equivalent to 100% of the excess the relationship, starting from the month in which the breaches are recorded and as long as they remain. In the case of credit relationships, the calculation of the set aside will be carried out on the basis of the monthly average of the daily excesses. As of the date of issuance of these Consolidated Financial Statements, the aforementioned situation was regularized.